Loans and Allowance for Credit Losses (Financial Effect of Modifications) (Details) - JPY (¥) ¥ in Millions	6 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Commercial | Domestic
Financing Receivable, Modifications [Line Items]
Weighted average interest rate decrease from modification	0.16%	0.06%
Weighted average term increase from modification	9 months 18 days	9 months 18 days
Commercial | Foreign
Financing Receivable, Modifications [Line Items]
Weighted average term increase from modification	7 months 6 days	6 months
Residential
Financing Receivable, Modifications [Line Items]
Weighted average term increase from modification	1 year 2 months 12 days	1 year 3 months 18 days
Card
Financing Receivable, Modifications [Line Items]
Weighted average interest rate decrease from modification	15.22%	15.24%
Weighted average term increase from modification	3 years	3 years
Decrease in loan principal from modification	¥ 431	¥ 404
Krungsri
Financing Receivable, Modifications [Line Items]
Weighted average interest rate decrease from modification	1.79%	1.29%
Weighted average term increase from modification	3 years 7 months 6 days	1 year 8 months 12 days
Decrease in loan principal from modification	¥ 658	¥ 563
Other
Financing Receivable, Modifications [Line Items]
Weighted average interest rate decrease from modification	8.30%	3.40%
Weighted average term increase from modification	1 year	3 years